Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Long Term Bank Loans [member]
Summary of Borrowings
The others were long-term bank loans with floating interest rates and consisted of the followings:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Working capital bank loans
Syndicated bank loans - repayable through January 2018 to July 2018, annual interest rates were 2.55% and 2.61% -2.70% as of December 31, 2016 and 2017, respectively	$9,223,500	$4,761,600	$160,647
Others - repayable through January 2018 to December 2019, annual interest rates were 0.74%-4.48% and 0.93%-2.10% as of December 31, 2016 and 2017, respectively	36,009,917	22,441,947	757,151
Mortgage loans
Repayable through July 2018 to June 2023, annual interest rates were both 4.95%-5.39% as of December 31, 2016 and 2017	4,390,003	4,705,149	158,743
	49,623,420	31,908,696	1,076,541
Less: unamortized arrangement fee	7,198	1,200	40
	49,616,222	31,907,496	1,076,501
Less: current portion	6,567,565	6,761,625	228,125

	$43,048,657	$25,145,871	$848,376

Longterm Bills Payable [member]
Summary of Borrowings
2)	Long-term bills payable

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable in February 2019, annual interest rate was 0.96%	$-	$1,000,000	$33,738
International Bills Finance Corporation, repayable in March 2019, annual interest rate was 0.96%	-	1,000,000	33,738
Ta Ching Bills Finance Corporation, annual interest rates was 1.00% and has been repaid in December 2017	2,000,000	-	-
	2,000,000	2,000,000	67,476
Less: unamortized discounts	659	868	29

Long-term borrowings	$1,999,341	$1,999,132	$67,447

2)	Long-term bills payable

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable in February 2019, annual interest rate was 0.96%	$-	$1,000,000	$33,738
International Bills Finance Corporation, repayable in March 2019, annual interest rate was 0.96%	-	1,000,000	33,738
Ta Ching Bills Finance Corporation, annual interest rates was 1.00% and has been repaid in December 2017	2,000,000	-	-
	2,000,000	2,000,000	67,476
Less: unamortized discounts	659	868	29

Long-term borrowings	$1,999,341	$1,999,132	$67,447